Summary of Significant Accounting Policies (Details Textuals)		12 Months Ended
	Oct. 01, 2022 $ / shares shares	Dec. 31, 2022 NUMBER $ / shares shares
Income tax examination likelihood of unfavorable settlement		greater than 50%
Number of operating segments		3
Stock conversion ratio		0.01
Number of tranches granted under share-based payment award | NUMBER		10
Number of tranches granted under share-based payment award for service conditions | NUMBER		4
Number of tranches granted under share-based payment award for market and service conditions | NUMBER		2
Common stock
Common Stock issuable shares		24,095,072
Common Stock, Exercise price | $ / shares		$ 0.01
Stock issued during period for warrants exercised, shares		800,000
Common stock | Strategic Warrants, one
Common Stock issuable shares		24,095,072
Common Stock, Exercise price | $ / shares		$ 0.01
Common stock | Strategic Warrants, two
Common Stock issuable shares		12,000,000
Common Stock, Exercise price | $ / shares		$ 15
Common stock | Strategic Warrants, three
Common Stock issuable shares		5,000,000
Common Stock, Exercise price | $ / shares		$ 11.5
2022 Stock Incentive Plan
Number of tranches granted under share-based payment award for performance conditions | NUMBER		4
eVTOL [Member]
Period of incubation stage		4 years
Software licenses
Finite-Lived Intangible Asset, Useful Life		5 years
Parent Company [Member] | Common stock | Strategic Warrants, one
Common Stock, Exercise price | $ / shares	$ 27,225	$ 8,000
Stock issued during period for warrants exercised, shares	2,722,536